Description of Business (Details) $ in Millions	6 Months Ended
	Jun. 30, 2026 item	Sep. 29, 2026 USD ($)	Jun. 30, 2025 item
Description of Business
Ownership interest in shuttle tankers acquired at formation (as a percent)	100.00%
Number of shuttle tankers acquired at formation	4
Number of operating vessels	19		18
Subsequent event
Description of Business
Undrawn portion of revolving credit facilities | $		$ 48.0